ORDINARY SHARE REPURCHASE AND ISSUANCE	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
COMMON STOCK REPURCHASE AND ISSUANCE

NOTE 9-ORDINARY SHARE REPURCHASE AND ISSUANCE

On November 12, 2014, the Company’s Board of Directors approved a share repurchase program of up to $40.0 million of its ordinary shares outstanding over the 24 months through 2016. On November 4, 2016, the Company’s Board of Directors approved an extension for this program to November 2018. On November 4, 2018, the Company’s Board of Directors approved an extension for this program to November 2019. In September 2019, the Board has approved to extend two additional years. For the years ended December 31, 2020, 2019 and 2018, the Company repurchased 199,331, 328,856 and 623,765 shares at the cost of $0.4 million, $1.0 million and $2.5 million, respectively. All the repurchased shares under the repurchase program are classified as treasury shares of the Company until they are retired or reissued.